Commitments and Contingencies (Details) - Schedule of future minimum lease payments for operating and finance leases	12 Months Ended
Dec. 31, 2021 USD ($)
ROU Operating Leases [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payments for operating and finance leases [Line Items]
2022	$ 9,800
2023
Thereafter
Total	9,800
Less imputed interest	(81)
Total liability	9,719
Finance Leases [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payments for operating and finance leases [Line Items]
2022
2022
2023
2023
Thereafter
Thereafter
Total
Total
Less imputed interest
Total liability
Total liability